Basis of Presentation	6 Months Ended
Jun. 30, 2018
Basis of Presentation [Abstract]
Basis of Presentation

Note 2 - Basis of Presentation

a.

Statement of Compliance

These unaudited condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting and do not include all of the information required for full annual financial statements. They should be read in conjunction with the financial statements as of and for the year ended December 31, 2017 (the “Annual Financial Statements”).

These condensed consolidated interim financial statements were authorized for issue by the Company’s Board of Directors on November 19, 2018.

b.

Use of Estimates and Judgments

The preparation of financial statements in conformity with International Financial Reporting Standards (“IFRS”) requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgments made by management in applying the Group’s accounting policies and the principal assumptions used in the estimation of uncertainty were the same as those that applied to the Annual Financial Statements.

c.

Reclassification

During 2017, the Group changed the income statement classification and added a sales and marketing expenses section to reflect more appropriately the operation activities of the Group.

Comparative amounts were reclassified for consistency, which resulted in $184 thousand being reclassified from research and development expenses to sales and marketing expenses and $738 thousand being reclassified from general and administrative expenses to sales and marketing expenses for the six months ended June 30, 2017.

This classification did not have any effect on the total comprehensive loss.